Business Combination - Additional Information (Details) $ / shares in Units, $ in Thousands, $ in Thousands, share in Millions	1 Months Ended	6 Months Ended	12 Months Ended
	Aug. 31, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2023 USD ($)	Jun. 20, 2023 CAD ($) share $ / shares	Jun. 20, 2023 USD ($) share	Jun. 20, 2023 uSDollarPerShare	Apr. 27, 2023 CAD ($)	Dec. 31, 2022 USD ($)	Apr. 01, 2022 USD ($)
Disclosure of detailed information about business combination [line items]
Line of credit facility secured term	2 years
Transaction costs			$ 49,045	$ 0
Revolving Facilities
Disclosure of detailed information about business combination [line items]
Maximum borrowing capacity	$ 150,000	$ 1,500,000	1,500,000			$ 1,500,000	$ 1,100,000				$ 850,000
Line of credit facility secured term	2 years
8.50% notes due April 1, 2030
Disclosure of detailed information about business combination [line items]
Notional amount					$ 800,000				$ 800,000	$ 0
Ranger Oil Corporation
Disclosure of detailed information about business combination [line items]
Total consideration						2,085,913	1,574,453
Cash transferred						$ 732,840	$ 553,150
Equity interests of acquirer | share						311.4	311.4
Equity interests of acquirer						$ 1,326,435	$ 1,001,196
Exercise price of outstanding share options | (per share)						$ 4.26		uSDollarPerShare 13.31
Closing price of common shares (in cad per share) | $ / shares						$ 7.49
Revenue of combined entity as if combination occurred at beginning of period		939,400	1,700,000
Profit (loss) of combined entity as if combination occurred at beginning of period		$ 165,100	366,700
Transaction costs			49,000
Other professional fees			41,700
Post-employment benefit expense, defined contribution plans			$ 7,300
Ranger Oil Corporation | Discount rate, measurement input
Disclosure of detailed information about business combination [line items]
Fair value of oil and gas properties						0.122	0.122
Ranger Oil Corporation | Market rate, measurement input
Disclosure of detailed information about business combination [line items]
Market rate of interest						9,000.0	9,000.0